Discontinued operation - Discontinued operation consolidated operations income loss (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Net income/(loss) from discontinued operations, net of income tax		$ (29,712)	$ 22,929	$ 21,241
Income/(loss) before income tax		152,980
Net income/(loss) from discontinued operations, net of income tax		$ 29,712	(22,929)	(21,241)
Discontinued Operations | China Mainland Business
Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$ 14,910		337,029	297,516
Cost of revenues	(20,476)		(86,241)	(84,018)
Gross profit/(loss)	(5,566)		250,788	213,498
Operating expenses:
Sales and marketing expenses	(8,225)		(161,148)	(150,132)
Product development expenses	(1,839)		(27,514)	(23,601)
General and administrative expenses	(13,804)		(48,506)	(31,025)
Goodwill and intangibles impairment			(4,976)
Total operating expenses	(23,868)		(242,144)	(204,758)
Other income	460		3,586	6,264
Net income/(loss) from discontinued operations, net of income tax	(28,974)		12,230	15,004
Other income, net	1,107		3,405	5,585
Income/(loss) before income tax	(27,867)		15,635	20,589
Income tax benefits/(expenses)	(1,845)		7,294	652
Net income/(loss) from discontinued operations, net of income tax	$ (29,712)		$ 22,929	$ 21,241